SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2015
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

17. SUBSEQUENT EVENTS

        In February 2016, the Company purchased approximately 21% interest on a fully diluted basis in 200 Labs Inc. ("200 Labs"), a California-based software company, for up to $3.5 (RUB 266 at the exchange rate as of the date of acquisition), including $2.7 paid upon completion of the deal and $0.8 payable in three equal instalments within 18 months from the date of completion and subject to continued employment of the founders by 200 Labs. 200 Labs also has an option to sell to the Company additional stock, representing approximately 3.5% interest on a fully diluted basis for up to $0.8 within 2 years following the completion. The Company exercises significant influence over 200 Labs and accordingly accounts for this investment under the equity method.

        In February 2016, the Company signed a definitive agreement with Krasnaya Roza 1875 Limited, a Cypriot company ("KR1875"), pursuant to which the Company will issue 12,900,000 new Class A ordinary shares to KR1875 in exchange for a 100% interest in a newly-created company ("the NewCo") that will hold a title to the office complex in central Moscow that houses the Company's Russian headquarters, with around 80,000 square-meters of Class A and B office space. The Company will also assume approximately $490 of the NewCo's debt. The debt is denominated in U.S. dollars, bears an interest rate of LIBOR + 6.2% and matures in 2024. KR1875 has agreed to enter into a lock-up agreement in respect of the shares it will receive for a period of 90 days from closing. The closing of the transaction remains subject to certain conditions, including completion of reorganization process and required regulatory approvals, and is anticipated to occur in the second half of 2016.

        In February 2016, the Company granted RSUs to purchase an aggregate of up to 361,200 Class A shares to its employees pursuant to the 2007 Plan.

        In February 2016, the Company's Board of Directors approved an offer to the non-executive directors of the Company of an opportunity to exchange up to 224,000 of their outstanding options for RSUs based on an exchange ratio of 2:1. The replacement RSUs will be subject to an additional 12 months vesting period beyond the original vesting schedule of the exchanged options. In addition, no exercise of the replacement RSUs will be permitted for a 12 month period starting the date of exchange which is anticipated to occur in the first half of 2016.

        In February and March 2016, the Company repurchased and retired an additional $23.0 in aggregate principal amount of its outstanding Notes.